[front cover]

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH
MONEY MARKET FUND

ANNUAL REPORT
March 31, 1997

[graphic of person fishing]

WHAT'S INSIDE

From the Chairman:
Positive returns for
many investors

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements


                               [DALBAR box logo]
                               DALBAR KEY HONORS
                                 COMMITMENT TO:
                                   INVESTORS
                                      1996

                                 For Excellence
                                       in
                              Shareholder Service

STATE STREET RESEARCH MONEY MARKET FUND

[photo of Ralph Verni]

Dear Shareholder:

The past 12 months brought another year of positive returns for many investors. For a good portion of the year ended March 31, 1997, there were strong profits, low inflation and slow to moderate economic growth. However, the first quarter of 1997 saw the economy grow faster than expected. This growth prompted the Federal Reserve to raise the Federal Funds rate by one-quarter point, the first such increase since early 1995.

The bond market anticipated and then reacted to the Fed's action by experiencing negative returns for the first quarter for all sectors but the high-yield area. The stock market, as measured by the Dow Jones Industrial Average, experienced a sizable correction as the quarter ended.

The bond market has yields topping 7% at this writing, so investor interest is likely to increase in this area. We believe the correction in the stock market is normal and long overdue.

What's the outlook?

The economy remains quite healthy, with unemployment low and job creation strong. Corporate profitability and consumer confidence also remain high. Therefore, our outlook remains positive. We also recommend that investors stay true to their long-term investment goals. In time, the markets tend to recover from short-term setbacks. If you are concerned about the current market environment, it is always a good idea to consult your investment professional.

Sincerely,
/s/ Ralph F. Verni
Ralph F. Verni
Chairman

March 31, 1997

INVESTMENT UPDATE

The Market

(bullet) Money market rates held steady throughout 1996 and trended higher early in 1997, in response to the more restrictive monetary policy recently implemented by the Federal Reserve Board. The yield on the 90-day U.S. Treasury bill rose from 5.14% on March 31, 1996 to 5.33% on March 31, 1997.

(bullet) Although longer-term interest rates fluctuated with investors' expectations of the effects of economic strength on future inflation, inflation has remained well contained.

(bullet) Money market fund yields typically lag interest rate movements.
         Therefore, the Fund's yield won't immediately reflect the recent increase in short- term interest rates.

The Fund

(bullet) Money Market Fund's yield rose from 4.57% on March 31, 1996 to 4.69% on
         March 31, 1997 (for Class E shares) in response to the increase in short-term interest rates.

(bullet) The Fund's weighted average maturity was 44 days as of March 31, 1997, approximately 8 days shorter than the industry average. (Please see the glossary below for more about weighted average maturity.)

(bullet) Money Market Fund offers low credit risk and stability of principal and can serve as the liquid portion of a well-balanced investment portfolio.

An investment in Money Market Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the portfolio will be able to maintain a stable net asset value of $1.00 per share.

Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

FUND INFORMATION (all data are for periods ended March 31, 1997)

7-Day Yield
 ------------------
Class B      3.69%
---------- --------
Class C      4.69%
---------- --------
Class D      3.69%
---------- --------
Class E      4.69%
---------- --------

The Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for a seven-day period. Yields shown reflect voluntary reduction of fund fees and expenses. Without a reduction of Fund fees and expenses, the 7-day yield would have been 3.46% for Class B shares, 4.46% for Class C shares, 3.46% for Class D shares, and 4.46% for Class E shares.


Interest Rates
(March 31, 1996 to March 31, 1997)

                                  [line chart]

         Money        90-Day       10-Year        30-Year
         Market       Treasury     Treasury       Treasury
         Funds        Bills        Bills          Bonds

3/96     4.76%        5.14%        6.32%          6.67%
4/96     4.75         5.15         6.68           6.9
5/96     4.74         5.18         6.85           6.99
6/96     4.77         5.15         6.71           6.89
7/96     4.81         5.3          6.79           6.97
8/96     4.82         5.28         6.94           7.16
9/96     4.83         5.03         6.7            6.92
10/96    4.82         5.14         6.34           6.64
11/96    4.84         5.12         6.05           6.36
12/96    4.85         5.19         6.42           6.64
1/97     4.84         5.14         6.5            6.79
2/97     4.82         5.22         6.55           6.8
3/97     4.85         5.31         6.91           7.1



Sources: Federal Reserve, IBC/Donoghue


Glossary

Yield: The measurement of income paid by an investment. It is stated as a percentage.

Weighted average maturity: Expressed as a number of days, the WAM is the average maturity of the debt securities in a money market fund.

Debt securities: These are securities issued by corporations and the U.S. government as a way to borrow money. Some common types of debt securities include bonds, notes, bills and commercial paper.

STATE STREET RESEARCH MONEY MARKET FUND

INVESTMENT PORTFOLIO
March 31, 1997

                                       Principal     Maturity        Value
                                         Amount        Date        (Note 1)
------------------------------------ ------------- ------------  --------------
COMMERCIAL PAPER 99.0%
Automotive 8.7%
Ford Motor Credit Co., 5.32%          $ 5,000,000   4/28/1997     $ 4,980,050
Ford Motor Credit Co., 5.32%            3,000,000   5/01/1997       2,986,700
Ford Motor Credit Co., 5.25%            2,700,000   5/21/1997       2,680,312
General Motors Acceptance Corp.,
  5.37%                                 2,000,000   4/14/1997       1,996,122
General Motors Acceptance Corp.,
  5.34%                                 2,500,000   4/24/1997       2,491,471
General Motors Acceptance Corp.,
  5.35%                                 4,500,000   6/09/1997       4,453,856
                                                                 --------------
                                                                   19,588,511
                                                                 --------------
Bank 17.7%
Bank of America FSB, 5.37%              6,000,000   6/16/1997       5,931,980
Bank of America FSB, 5.44%              4,500,000   6/23/1997       4,443,560
Canadian Imperial Holdings, Inc.,
  5.33%                                 5,000,000   4/25/1997       4,982,240
Canadian Imperial Holdings, Inc.,
  5.30%                                 5,000,000   4/29/1997       4,979,389
J.P. Morgan & Co. Inc., 5.33%           3,500,000   4/04/1997       3,498,445
J.P. Morgan & Co. Inc., 5.53%           6,000,000   6/30/1997       5,917,050
Toronto Dominion Holdings, Inc.,
  5.32%                                 3,355,000   4/07/1997       3,352,026
Toronto Dominion Holdings, Inc.,
  5.32%                                 6,580,000   6/11/1997       6,510,961
                                                                 --------------
                                                                   39,615,651
                                                                 --------------
Canadian 12.6%
Canadian Wheat Board, 5.31%             3,865,000   4/24/1997       3,851,888
Canadian Wheat Board, 5.34%             6,000,000   6/09/1997       5,938,590
Ontario Hydro, 5.32%                    3,000,000   4/04/1997       2,998,670
Province of British Columbia, 5.31%     1,900,000   4/15/1997       1,896,077
Province of British Columbia, 5.35%     6,000,000   6/12/1997       5,935,800
Province of British Columbia, 5.40%     2,600,000   6/12/1997       2,571,920
Province of Quebec, 5.27%               5,000,000   5/15/1997       4,967,794
                                                                 --------------
                                                                   28,160,739
                                                                 --------------
Chemical 9.3%
E.I. Du Pont De Nemours & Co., 5.28%    6,000,000   5/05/1997       5,970,080
E.I. Du Pont De Nemours & Co., 5.37%    4,500,000   6/17/1997       4,448,314
Monsanto Co., 5.31%                     6,000,000   4/01/1997       6,000,000
Monsanto Co., 5.56%                     4,500,000   6/06/1997       4,454,130
                                                                 --------------
                                                                   20,872,524
                                                                 --------------
Consumer Goods & Services 2.2%
Proctor & Gamble Co., 5.31%           $ 5,000,000   6/13/1997     $ 4,946,162
                                                                 --------------
Diversified 4.4%
Cargill Inc., 5.55%                    10,000,000   6/30/1997       9,861,250
                                                                 --------------
Electrical Equipment 4.7%
General Electric Capital Corp.,
  5.28%                                 4,500,000   5/14/1997       4,471,620
General Electric Capital Corp.,
  5.28%                                 6,000,000   5/16/1997       5,960,400
                                                                 --------------
                                                                   10,432,020
                                                                 --------------
Electronic Equipment 2.2%
Motorola Inc., 5.52%                    5,000,000   6/05/1997       4,950,167
                                                                 --------------

Financial Service 10.4%
American Express
  Credit Corp., 5.25%                   6,000,000   5/27/1997       5,951,000
American General Finance Corp.,
  5.57%                                 4,000,000   7/01/1997       3,943,681
Beneficial Corp., 5.32%                 4,000,000   4/14/1997       3,992,316
CIT Group Holdings Inc., 5.25%          4,500,000   5/29/1997       4,461,938
Household Finance Corp., 5.30%          5,000,000   5/12/1997       4,969,819
                                                                 --------------
                                                                   23,318,754
                                                                 --------------
Insurance 3.0%
Transamerica Finance Group Inc.,
  5.25%                                 1,500,000   4/11/1997       1,497,812
Transamerica Finance Group Inc.,
  5.32%                                 5,300,000   4/29/1997       5,278,070
                                                                 --------------
                                                                    6,775,882
                                                                 --------------
Machinery 2.2%
John Deere Capital Corp., 5.31%         5,000,000   4/16/1997       4,988,937
                                                                 --------------
Natural Gas 3.6%
Consolidated Natural Gas Co., 5.52%       825,000   4/01/1997         825,000
Consolidated Natural Gas Co., 5.24%     4,980,000   4/30/1997       4,958,979
Northern Illinois Gas Co., 5.26%        2,360,000   4/01/1997       2,360,000
                                                                 --------------
                                                                    8,143,979
                                                                 --------------
Office Equipment 2.7%
Pitney Bowes Inc., 5.50%                6,000,000   6/23/1997       5,923,917
                                                                 --------------
Oil 0.6%
Shell Oil Co., 6.25%                    1,402,000   4/01/1997       1,402,000
                                                                 --------------


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

                                       Principal     Maturity        Value
                                         Amount        Date        (Note 1)
------------------------------------ ------------- ------------  --------------
Printing & Publishing 2.2%
McGraw-Hill Inc., 5.24%                $5,000,000   4/21/1997    $  4,985,444
                                                                 --------------
Recreation 0.8%
Walt Disney Co., 5.32%                  1,720,000   4/25/1997       1,713,900
                                                                 --------------
Retail Trade 4.9%
Sears Roebuck Acceptance Corp.,
  5.26%                                 5,000,000   6/02/1997       4,954,705
Sears Roebuck Acceptance Corp.,
  5.30%                                 6,000,000   6/04/1997       5,943,467
                                                                 --------------
                                                                   10,898,172
                                                                 --------------
Telephone 6.1%
Ameritech Corp., 5.23%                  1,666,000   4/23/1997       1,660,676
Ameritech Corp., 5.26%                  3,300,000   4/24/1997       3,288,910
Bell Atlantic Financial Services,
  Inc., 5.29%                           2,583,000   4/07/1997       2,580,723
Bell Atlantic Financial Services,
  Inc., 5.31%                           3,779,000   4/08/1997       3,775,098
Bell Atlantic Financial Services,
  Inc., 5.57%                           2,321,000   5/02/1997       2,309,867
                                                                 --------------
                                                                   13,615,274
                                                                 --------------
Tobacco 0.7%
Philip Morris Companies, Inc., 5.65%    1,469,000   4/02/1997       1,468,769
                                                                 --------------
Total Investments (Cost $221,662,052)--99.0%                      221,662,052
Cash and Other Assets, Less Liabilities--1.0%                       2,348,040
                                                                 --------------
Net Assets--100.0%                                               $224,010,092
                                                                 ==============


STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997

Assets
Investments, at value (Cost $221,662,052) (Note 1)          $221,662,052
Cash                                                               2,337
Receivable for fund shares sold                                3,526,916
Receivable from Distributor (Note 3)                              69,510
Other assets                                                       5,212
                                                           ---------------
                                                             225,266,027

Liabilities
Payable for fund shares redeemed                                 639,916
Accrued transfer agent and shareholder services (Note 2)         264,163
Dividends payable                                                156,406
Accrued management fee (Note 2)                                   92,048
Accrued trustees' fees (Note 2)                                   12,980
Accrued distribution and service fees (Note 5)                    12,635
Other accrued expenses                                            77,787
                                                           ---------------
                                                               1,255,935
                                                           ---------------

Net Assets                                                  $224,010,092
                                                           ===============
Net Assets consist of:
 Shares of beneficial interest                              $224,010,092
                                                           ===============
Net Asset Value and offering price per share of
  Class B shares ($15,981,520 / 15,981,520 shares of
  beneficial interest)*                                            $1.00
                                                           ===============
Net Asset Value, offering price and redemption price per
  share of Class C shares ($14,710,107 / 14,710,107
  shares of beneficial interest)                                   $1.00
                                                           ===============
Net Asset Value and offering price per share of Class D
  shares ($958,910 / 958,910 shares of beneficial
  interest)*                                                       $1.00
                                                           ===============
Net Asset Value, offering price and redemption price per
  share of Class E shares ($192,359,555 / 192,359,555
  shares of beneficial interest)                                   $1.00
                                                           ===============


* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND


STATEMENT OF OPERATIONS
For the year ended March 31, 1997

Investment Income
Interest                                                $12,529,971

Expenses
Management fee (Note 2)                                   1,152,723
Transfer agent and shareholder services (Note 2)            627,932
Custodian fee                                               100,911
Reports to shareholders                                      74,110
Registration fees                                            70,227
Audit fee                                                    29,789
Trustees' fees (Note 2)                                      28,913
Distribution and service fees--Class B (Note 5)             133,726
Distribution and service fees--Class D (Note 5)               6,949
Legal fees                                                    3,349
Miscellaneous                                                16,789
                                                       --------------
                                                          2,245,418
Expenses borne by the Distributor (Note 3)                 (377,715)
                                                       --------------
                                                          1,867,703
                                                       --------------

Net investment income and net increase in net assets
  resulting from operations                             $10,662,268
                                                       ==============


STATEMENT OF CHANGES IN NET ASSETS

                                      Year ended March 31
                                 -------------------------------
                                     1997             1996
 ------------------------------ ---------------  ---------------
Increase (Decrease) in Net
Assets
Operations:
Net investment income and net
  increase resulting from
  operations                     $ 10,662,268     $ 10,633,974
                                ---------------  ---------------
Dividends from net investment income:
 Class B                             (492,831)        (454,124)
 Class C                             (734,560)        (716,481)
 Class D                              (25,541)         (28,738)
 Class E                           (9,409,336)      (9,434,631)
                                ---------------  ---------------
                                  (10,662,268)     (10,633,974)
                                ---------------  ---------------
Net increase (decrease) from
  fund share transactions
  (Note 6)                         (3,137,041)      58,605,553
                                ---------------  ---------------
Total increase (decrease) in
  net assets                       (3,137,041)      58,605,553

Net Assets
Beginning of year                 227,147,133      168,541,580
                                ---------------  ---------------
End of year                      $224,010,092     $227,147,133
                                ===============  ===============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
March 31, 1997

Note 1

State Street Research Money Market Fund (the "Fund"), is a series of State Street Research Money Market Trust (the "Trust"), which was organized as a Massachusetts business trust in April, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1986. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The investment objective of the Fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities as well as high quality, short-term money market instruments such as bank certificates of deposit, bankers' acceptances and such short-term corporate debt securities as commercial paper and master demand notes.

The Fund offers four classes of shares. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class E shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. Class E shares are offered to any individual. Class E shares are not subject to any initial or contingent deferred sales charges and do not pay any distribution or service fees. The Fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
The Fund values securities at amortized cost, pursuant to which the Fund must adhere to certain conditions. The amortized cost method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the investments.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses, if any, are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the Fund. Interest income is accrued daily as earned.

D. Dividends
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended March 31, 1997, the fees pursuant to such agreement amounted to $1,152,723.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the year ended March 31, 1997, the amount of such expenses was $123,029.

The fees of the Trustees not currently affiliated with the Adviser amounted to $28,913 during the year ended March 31, 1997.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended March 31, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $377,715. Effective April 1, 1997, the Fund's expenses will be limited to 0.65% of average daily net assets for Class C and Class E shares and to 1.65% of average daily net assets for Class B and Class D shares.

STATE STREET RESEARCH MONEY MARKET FUND

Note 4

For the year ended March 31, 1997, purchases and sales, including maturities, of securities aggregated $2,031,651,975 and $2,048,839,913, respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual distribution and service fees to the Distributor at a rate of 0.75% and 0.25%, respectively, of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended March 31, 1997, fees pursuant to such plan amounted to $133,726 and $6,949 for Class B and Class D shares, respectively.

The Fund has been informed that MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned commissions aggregating $7,821 on sales of the Fund's Class B shares and that the Distributor collected contingent deferred sales charges aggregating $200,580 and $22,159 on redemptions of Class B and Class D shares, respectively, during the year ended March 31, 1997.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At March 31, 1997, Metropolitan and certain of its affiliates held of record 44,347,455 Class E shares of the Fund.

Share transactions were as follows:

                                                                   Year ended March 31
                                          --------------------------------------------------------------------
                                                         1997                               1996
                                           ---------------------------------  ---------------------------------
Class B                                         Shares           Amount           Shares           Amount
 --------------------------------------------------------- ----------------  ----------------  ----------------
Shares sold                                   28,609,585     $  28,609,585       25,459,225     $  25,459,225
Issued upon reinvestment of dividends            414,928           414,928          310,628           310,628
Shares repurchased                           (24,926,640)      (24,926,640)     (23,208,467)      (23,208,467)
                                          ---------------- ----------------  ----------------  ----------------
Net increase                                   4,097,873     $   4,097,873        2,561,386     $   2,561,386
                                          ================ ================  ================  ================
Class C                                         Shares           Amount           Shares           Amount
 --------------------------------------------------------- ----------------  ----------------  ----------------
Shares sold                                   32,645,556     $  32,645,556       32,210,132     $  32,210,132
Issued upon reinvestment of dividends            675,535           675,535          663,095           663,095
Shares repurchased                           (34,802,202)      (34,802,202)     (24,568,290)      (24,568,290)
                                          ---------------- ----------------  ----------------  ----------------
Net increase (decrease)                       (1,481,111)    $  (1,481,111)       8,304,937     $   8,304,937
                                          ================ ================  ================  ================
Class D                                         Shares           Amount           Shares           Amount
 --------------------------------------------------------- ----------------  ----------------  ----------------
Shares sold                                   29,948,381     $  29,948,381        7,691,536     $   7,691,536
Issued upon reinvestment of dividends             15,948            15,948           17,289            17,289
Shares repurchased                           (30,968,955)      (30,968,955)      (6,587,059)       (6,587,059)
                                          ---------------- ----------------  ----------------  ----------------
Net increase (decrease)                       (1,004,626)    $  (1,004,626)       1,121,766     $   1,121,766
                                          ================ ================  ================  ================
Class E                                         Shares           Amount           Shares           Amount
 --------------------------------------------------------- ----------------  ----------------  ----------------
Shares sold                                  785,239,791     $ 785,239,791      880,060,476     $ 880,060,476
Issued upon reinvestment of dividends          6,052,998         6,052,998        6,168,315         6,168,315
Shares repurchased                          (796,041,966)     (796,041,966)    (839,611,327)     (839,611,327)
                                          ---------------- ----------------  ----------------  ----------------
Net increase (decrease)                       (4,749,177)    $  (4,749,177)      46,617,464     $  46,617,464
                                          ================ ================  ================  ================

STATE STREET RESEARCH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year:

                                                                Class B
                                               --------------------------------------------
                                                          Year ended March 31
                                               --------------------------------------------
                                                 1997        1996       1995      1994**
 -------------------------------------------- ----------------------  --------- ----------
Net asset value, beginning of year              $ 1.000    $ 1.000     $ 1.000    $ 1.000
Net investment income*                            0.037      0.041       0.032      0.012
Dividends from net investment income             (0.037)    (0.041)     (0.032)    (0.012)
                                              ----------------------  --------- ----------
Net asset value, end of year                    $ 1.000    $ 1.000     $ 1.000    $ 1.000
                                              ======================  ========= ==========
Total return                                       3.72%+     4.16%+      3.27%+     1.27%+++
Net assets at end of year (000s)                $15,982    $11,884     $ 9,322    $ 3,028
Ratio of operating expenses to average net
  assets*                                          1.75%      1.75%       1.75%      1.75%++
Ratio of net investment income to average
  net assets*                                      3.69%      4.06%       3.53%      1.54%++
*Reflects voluntary assumption of fees or
 expenses per share in each year (Note 3).      $ 0.002    $ 0.003     $ 0.004    $ 0.007


                                                               Class C
                                               ------------------------------------------
                                                         Year ended March 31
                                               ------------------------------------------
                                                 1997      1996       1995      1994**
 --------------------------------------------  --------- ---------  --------- ----------
Net asset value, beginning of year             $ 1.000    $ 1.000   $ 1.000    $ 1.000
Net investment income*                           0.047      0.051     0.042      0.021
Dividends from net investment income            (0.047)    (0.051)   (0.042)    (0.021)
                                               --------- ---------  --------- ----------
Net asset value, end of year                   $ 1.000    $ 1.000   $ 1.000    $ 1.000
                                               ========= =========  ========= ==========
Total return                                      4.78%+     5.20%+    4.31%+     2.08%+++
Net assets at end of year (000s)               $14,710    $16,191   $ 7,886    $ 1,786
Ratio of operating expenses to average net
  assets*                                         0.75%      0.75%     0.75%      0.75%++
Ratio of net investment income to average
  net assets*                                     4.69%      5.03%     4.66%      2.54%++
*Reflects voluntary assumption of fees or
 expenses per share in each year (Note 3).     $ 0.002    $ 0.003   $ 0.003    $ 0.006

                                                        Class D
                                       ------------------------------------------
                                                  Year ended March 31
                                       ------------------------------------------
                                         1997       1996      1995      1994**
-------------------------------------  ---------  --------- --------- ----------
Net asset value, beginning of year     $ 1.000    $ 1.000    $ 1.000    $ 1.000
Net investment income*                   0.037      0.041      0.032      0.013
Dividends from net investment income    (0.037)    (0.041)    (0.032)    (0.013)
                                       ---------  --------- --------- ----------
Net asset value, end of year           $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                       =========  ========= ========= ==========
Total return                              3.72%+     4.16%+     3.28%+     1.30%+++
Net assets at end of year (000s)       $   959    $ 1,964    $   842    $   174
Ratio of operating expenses to
  average net assets*                     1.75%      1.75%      1.75%      1.75%++
Ratio of net investment income to
  average net assets*                     3.68%      4.08%      3.30%      1.54%++
*Reflects voluntary assumption of
 fees or expenses per share in each
 year (Note 3)                         $ 0.002    $ 0.003    $ 0.005    $ 0.002

                                                                     Class E
                                      ---------------------------------------------------------------------
                                                               Year ended March 31
                                      ---------------------------------------------------------------------
                                           1997          1996          1995        1994***         1993
------------------------------------- ------------- ------------- ------------- -------------  -------------
Net asset value, beginning of year       $  1.000      $  1.000      $  1.000     $  1.000       $  1.000
Net investment income*                      0.047         0.051         0.042        0.025          0.028
Dividends from net investment income       (0.047)       (0.051)       (0.042)      (0.025)        (0.028)
                                      ------------- ------------- ------------- -------------  -------------
Net asset value, end of year             $  1.000      $  1.000      $  1.000     $  1.000       $  1.000
                                      ============= ============= ============= =============  =============
Total return                                 4.78%+        5.20%+        4.31%+       2.48%+         2.88%+
Net assets at end of year (000s)         $192,360      $197,109      $150,491     $138,129       $149,831
Ratio of operating expenses to
  average net assets*                        0.75%         0.75%         0.75%        0.75%          0.75%
Ratio of net investment income to
  average net assets*                        4.69%         5.06%         4.26%        2.46%          2.84%
*Reflects voluntary assumption of
 fees or expenses per share in each
 year (Note 3)                           $  0.002      $  0.003      $  0.006     $  0.003       $  0.001

 **June 1, 1993 (commencement of share class designations) to March 31, 1994. ***Effective November 30, 1993, the Fund discontinued offering Class A shares and any existing Class A shares were redesignated Class E shares. Net investment income and dividends amounted to $.011 per share for Class A shares during the period June 1, 1993 (commencement of share class designations) to November 30, 1993.
 ++Annualized.
  +Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of State Street Research Money Market Trust and the Shareholders of State Street Research Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Money Market Fund (a series of State Street Research Money Market Trust, hereafter referred to as the "Trust") at March 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
May 9, 1997

STATE STREET RESEARCH MONEY MARKET FUND

FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH MONEY MARKET TRUST

Fund Information

State Street Research
Money Market Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar
Exchange Place
Boston, MA 02109

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

John H. Kallis
Vice President

JoAnne C. Mulligan
Vice President

Thomas A. Shively
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of New
York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Associate, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[back cover]

State Street Research Money Market Fund
One Financial Center
Boston, MA 02111

[indicia]
Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600



Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408

[State Street Research Logo]

This report is prepared for the general information of current shareholders. When used in the general solicitation of investors, this report must be accompanied by a current State Street Research Money Market Fund prospectus. When used after June 30, 1997, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar award recognizes quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  3907-970521(0698)SSR-LD

Cover Illustration by Dorothy Cullinan                             MM-572D-597IB